CONSOLIDATED STATEMENT OF CASH FLOW - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered	$ 2,398,342,913	$ 2,063,846,199	$ 2,027,615,713
Other proceeds from operating activities	34,857,922	211,980,184	27,287,853
Classes of cash payments from operating activities:
Payments of operating activities	(1,548,279,410)	(1,308,662,407)	(1,263,418,419)
Payments of salaries	(240,710,775)	(202,182,968)	(202,321,289)
Other payments for operating activities	(302,964,849)	(282,794,912)	(262,820,379)
Cash flow from (used in) operations	341,245,801	482,186,096	326,343,479
Dividends received	428,681	374,208	264,079
Interest paid	(24,943,412)	(17,691,156)	(18,564,514)
Interest received	13,053,176	13,627,809	4,870,651
Income tax paid	(93,733,867)	(35,068,401)	(40,656,061)
Other cash movements	6,269,666	(14,115,425)	(10,096,203)
Net cash inflow from operating activities	242,320,045	429,313,131	262,161,431
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or other businesses	(8,652,268)	(5,819,495)	0
Cash flows used to purchase non-controlling interests	0	0	(1,149,689)
Proceeds from the sale of interests in joint ventures	1,240,461	0	1,058,984
Other payments to acquire interests in joint ventures	(13,549,638)	(59,505,559)	(49,312,890)
Proceeds from sales of property, plan and equipment	6,049,705	1,064,516	1,554,696
Purchase of property, plant and equipment	(134,668,653)	(128,366,525)	(123,526,778)
Purchases of intangibles assets	(5,819,196)	(3,073,897)	(2,238,702)
Proceeds from other long term assets classified as investing activities	11,200,000	0	0
Other cash movements	13,863	(3,301,141)	0
Net cash (outflow) from investing activities	(144,185,726)	(199,002,101)	(173,614,379)
Cash flows from financing activities
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	0	(49,222,782)	(7,800,000)
Proceeds from long-term loans and bonds	25,641,701	91,326,177	41,300,000
Proceeds from short-term loans and bonds	25,347,785	92,681,410	16,477,169
Total proceeds from loans	50,989,486	184,007,587	57,777,169
Loan and bonds payments	(27,049,506)	(112,665,293)	(25,754,218)
Payments of lease liabilities	(6,416,902)	(1,077,462)	(1,414,228)
Payments of loan from related parties	0	0	(717,900)
Dividends paid	(218,035,429)	(74,825,181)	(75,128,211)
Other cash movements	1,092,190	819,269	36,190
Net cash (outflow) from financing activities	(199,420,161)	(52,963,862)	(53,001,198)
Net (decrease) increase in cash and cash equivalents	(101,285,842)	177,347,168	35,545,854
Effects of exchange rate changes on cash and cash equivalents	(21,358,984)	(28,377,720)	465,565
Increase (decrease) in cash and cash equivalents	(122,644,826)	148,969,448	36,011,419
Cash and cash equivalents at beginning of the year	319,014,050	170,044,602	134,033,183
Cash and cash equivalents at end of the year	$ 196,369,224	$ 319,014,050	$ 170,044,602